John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 88.8%		$1,814,445,320
(Cost $1,101,813,494)
Argentina 1.0%		20,503,514
MercadoLibre, Inc. (A)	11,522	20,503,514
Brazil 2.3%		47,123,550
Lojas Renner SA	1,136,500	8,614,003
Magazine Luiza SA	3,846,600	17,765,761
Pagseguro Digital, Ltd., Class A (A)	423,775	20,743,786
China 34.4%		703,690,744
Alibaba Group Holding, Ltd. (A)	2,018,708	64,062,746
Alibaba Group Holding, Ltd., ADR (A)	114,022	28,942,204
Centre Testing International Group Company, Ltd., Class A	3,203,843	14,584,530
China Conch Venture Holdings, Ltd.	3,572,500	16,986,328
China Merchants Bank Company, Ltd., Class A	2,760,673	21,761,883
China Tourism Group Duty Free Corp., Ltd., Class A	446,916	20,246,193
Dada Nexus, Ltd., ADR (A)	589,600	24,374,064
Glodon Company, Ltd., Class A	1,779,596	22,780,284
Hangzhou Tigermed Consulting Company, Ltd., A Shares	924,561	23,898,060
JD.com, Inc., ADR (A)	72,657	6,443,949
JD.com, Inc., Class A (A)	548,284	24,314,121
Kingdee International Software Group Company, Ltd. (A)	6,368,000	25,508,768
Kuaishou Technology (A)(B)	27,300	404,927
Li Ning Company, Ltd.	3,154,500	19,651,935
LONGi Green Energy Technology Company, Ltd., Class A	1,466,221	24,264,987
Lufax Holding, Ltd., ADR (A)	2,038,266	32,489,960
Meituan, Class B (A)	886,600	40,880,597
NARI Technology Company, Ltd., Class A	4,432,067	20,117,836
Ping An Bank Company, Ltd., Class A	9,506,267	33,895,914
Ping An Healthcare and Technology Company, Ltd. (A)(B)	1,733,800	21,451,642
Ping An Insurance Group Company of China, Ltd., H Shares	3,004,500	35,386,360
TAL Education Group, ADR (A)	335,139	25,765,486
Tencent Holdings, Ltd.	1,182,700	105,382,483
Wuxi Biologics Cayman, Inc. (A)(B)	2,139,500	29,957,118
Xinyi Solar Holdings, Ltd.	9,204,000	20,138,369
Cyprus 0.2%		3,799,137
Ozon Holdings PLC, ADR (A)	78,592	3,799,137
Hong Kong 7.0%		143,257,922
AIA Group, Ltd.	3,039,800	36,650,123
Alibaba Health Information Technology, Ltd. (A)	8,672,000	27,035,611
China Resources Beer Holdings Company, Ltd.	2,740,000	24,158,083
Hong Kong Exchanges & Clearing, Ltd.	558,800	35,725,320
Techtronic Industries Company, Ltd.	1,318,000	19,688,785
India 9.0%		183,595,647
HDFC Bank, Ltd. (A)	2,105,377	40,192,585
Hindustan Unilever, Ltd.	594,501	18,410,699
Housing Development Finance Corp., Ltd.	607,750	19,763,811
ICICI Bank, Ltd. (A)	4,045,708	30,012,307
Infosys, Ltd.	1,177,421	20,127,357
Reliance Industries, Ltd.	1,350,797	34,049,391
Reliance Industries, Ltd., Partly Paid Up Shares	139,572	1,847,344
UltraTech Cement, Ltd.	263,766	19,192,153
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia 0.9%		$18,950,987
Bank Central Asia Tbk PT	7,879,400	18,950,987
Mexico 1.9%		37,870,963
Grupo Financiero Banorte SAB de CV, Series O (A)	3,497,300	17,419,110
Wal-Mart de Mexico SAB de CV	7,182,500	20,451,853
Poland 2.1%		42,632,191
Dino Polska SA (A)(B)	231,963	16,289,995
InPost SA (A)	1,096,301	26,342,196
Russia 4.5%		92,465,713
LUKOIL PJSC, ADR	393,008	28,072,561
Sberbank of Russia PJSC, ADR	1,598,981	21,922,030
X5 Retail Group NV, GDR	548,509	19,339,047
Yandex NV, Class A (A)	369,286	23,132,075
Singapore 1.7%		34,566,762
Sea, Ltd., ADR (A)	159,507	34,566,762
South Africa 2.7%		54,134,991
Naspers, Ltd., N Shares	234,017	54,134,991
South Korea 8.1%		166,276,108
LG Chem, Ltd.	63,658	51,922,832
LG Household & Health Care, Ltd.	14,485	20,164,030
NAVER Corp.	134,139	40,929,996
SK Hynix, Inc.	487,809	53,259,250
Taiwan 11.1%		227,374,527
ASE Technology Holding Company, Ltd.	6,744,000	22,207,399
eMemory Technology, Inc.	528,000	12,883,850
LandMark Optoelectronics Corp.	2,179,000	21,180,006
MediaTek, Inc.	1,718,000	53,659,446
Taiwan Semiconductor Manufacturing Company, Ltd.	4,939,000	104,377,832
Win Semiconductors Corp.	890,000	13,065,994
United Kingdom 1.9%		38,202,564

Anglo American PLC	1,161,408	38,202,564
Preferred securities 7.6%		$154,784,769
(Cost $83,722,316)
Brazil 2.6%		53,556,005
Itau Unibanco Holding SA	5,596,500	28,987,976
Petroleo Brasileiro SA	5,036,400	24,568,029
South Korea 5.0%		101,228,764
Samsung Electronics Company, Ltd.	1,552,174	101,228,764

	Yield (%)	Shares	Value
Short-term investments 2.7%			$54,838,190
(Cost $54,838,190)
Short-term funds 2.7%			54,838,190
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0300(C)	54,838,190	54,838,190

Total investments (Cost $1,240,374,000) 99.1%	$2,024,068,279
Other assets and liabilities, net 0.9%	18,950,810
Total net assets 100.0%	$2,043,019,089

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Information technology	25.2%
Financials	18.4%
Consumer discretionary	17.7%
Communication services	9.9%
Consumer staples	5.8%
Materials	5.3%
Health care	5.0%
Industrials	4.8%
Energy	4.3%
Short-term investments and other	3.6%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$20,503,514	$20,503,514	—	—
Brazil	47,123,550	47,123,550	—	—
China	703,690,744	118,015,663	$585,675,081	—
Cyprus	3,799,137	3,799,137	—	—
Hong Kong	143,257,922	—	143,257,922	—
India	183,595,647	—	183,595,647	—
Indonesia	18,950,987	—	18,950,987	—
Mexico	37,870,963	37,870,963	—	—
Poland	42,632,191	—	42,632,191	—
Russia	92,465,713	73,126,666	19,339,047	—
Singapore	34,566,762	34,566,762	—	—
South Africa	54,134,991	—	54,134,991	—
South Korea	166,276,108	—	166,276,108	—
Taiwan	227,374,527	—	227,374,527	—
United Kingdom	38,202,564	—	38,202,564	—
Preferred securities
Brazil	53,556,005	53,556,005	—	—
South Korea	101,228,764	—	101,228,764	—
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	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$54,838,190	$54,838,190	—	—
Total investments in securities	$2,024,068,279	$443,400,450	$1,580,667,829	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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